Annual Fund Operating Expenses - PUTNAM CORE EQUITY FUND	Apr. 30, 2025
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.95%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.70%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.20%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.63%